Concentrations	12 Months Ended
Dec. 31, 2015
Concentrations
Concentrations

NOTE 10 – Concentrations

Revenues – During the years ended December 31, 2015 and 2014, the Company had the following significant customers who accounted for more than 10% each of the Company’s revenue in at least one of the periods presented.  The loss of the revenues generated by these customers would have a significant effect on the operations of the Company.

Customer	2015	2014
A	42.93%	27.03%
B	10.06%	0%
D	19.57%	29.82%
E	3.04%	20.50%
F	3.85%	17.7%

Accounts Receivable – The Company had the following significant customers who accounted for more than 10% each of the Company’s accounts receivable balance at December 31, 2015 and 2014, respectively.

Customer	2015	2014
A	37.30%	50.05%
B	14.01%	0%
C	27.49%	0%
D	7.18%	16.10%
E	0%	19.96%
F	0%	13.43%